Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Consolidation Text Block Abstract
Schedule of subsidiary
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity

Versus Systems (Holdco) Inc.	United States of America	66.8%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	66.8%	Sales Company
Versus LLC	United States of America	66.8%	Technology Company
Xcite Interactive, Inc.	United States of America	100%	Technology Company